INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Products available for sale	$ 340,142		$ 246,419	$ 13,714
Raw materials	1,233
Goods in transit	43,825		18,771	8,989
Total	385,200		265,190	22,703
Inventory write-downs	$ 4,711	$ 848	$ 1,668	$ 0	$ 0